Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,688	$ 3,764
Deferred tax liabilities	2,758	3,234
Charged/(credited) to the income statement	(335)	81	$ 1,445
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,749)	(1,717)
Deferred tax liabilities	1,807	1,444
Charged/(credited) to the income statement	1,394	(951)	(752)
Exploration expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	398	449
Charged/(credited) to the income statement	51	43	51
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	353	310
Deferred tax liabilities	(26)	(6)
Charged/(credited) to the income statement	(38)	14	31
Closure and rehabilitation provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,100	1,671
Deferred tax liabilities	(109)	(203)
Charged/(credited) to the income statement	(334)	(53)	218
Resource rent tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	359	431
Deferred tax liabilities	921	1,112
Charged/(credited) to the income statement	(119)	(179)	(194)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	173	144
Deferred tax liabilities	(239)	(1)
Charged/(credited) to the income statement	(268)	(2)	(11)
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(4)	24
Deferred tax liabilities	0	(5)
Charged/(credited) to the income statement	33	(9)	(13)
Deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(383)	(416)
Deferred tax liabilities	187	286
Charged/(credited) to the income statement	(132)	56	(119)
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	348	412
Deferred tax liabilities	458	600
Charged/(credited) to the income statement	(77)	70	615
Foreign exchange gains and losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(134)	(97)
Deferred tax liabilities	(61)	(6)
Charged/(credited) to the income statement	(18)	(45)	(20)
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,759	2,611
Charged/(credited) to the income statement	(148)	1,147	1,595
Lease [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	548
Deferred tax liabilities	(245)
Charged/(credited) to the income statement	(793)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(80)	(58)
Deferred tax liabilities	65	13
Charged/(credited) to the income statement	$ 114	$ (10)	$ 44